Quarterly Holdings Report
for
Fidelity® SAI U.S. Low Volatility Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV1-NPRT3-0924
1.9866137.109
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	11,131,656	214,284,378
Verizon Communications, Inc.	6,545,525	265,224,673
		479,509,051
Entertainment - 0.4%
Electronic Arts, Inc.	378,770	57,171,544
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A	1,626,436	278,998,831
Meta Platforms, Inc. Class A	20,449	9,709,799
		288,708,630
Media - 0.7%
Comcast Corp. Class A	1,323,743	54,630,874
Fox Corp. Class A	562,309	21,390,234
Omnicom Group, Inc.	308,250	30,220,830
		106,241,938
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	813,034	148,199,838
TOTAL COMMUNICATION SERVICES		1,079,831,001
CONSUMER DISCRETIONARY - 8.5%
Automobile Components - 0.1%
Gentex Corp. (a)	363,146	11,279,315
Broadline Retail - 1.5%
Amazon.com, Inc. (b)	1,257,156	235,063,029
Diversified Consumer Services - 0.2%
Grand Canyon Education, Inc. (b)	46,017	7,176,351
Service Corp. International	230,020	18,380,898
		25,557,249
Hotels, Restaurants & Leisure - 2.1%
Domino's Pizza, Inc.	54,305	23,280,554
McDonald's Corp.	1,129,267	299,707,462
Yum China Holdings, Inc.	633,648	19,161,516
		342,149,532
Household Durables - 0.2%
Garmin Ltd.	238,303	40,809,389
Specialty Retail - 4.4%
AutoZone, Inc. (b)	26,921	84,362,068
O'Reilly Automotive, Inc. (b)	91,969	103,588,363
The Home Depot, Inc.	1,184,744	436,175,351
TJX Companies, Inc.	276,264	31,223,357
Tractor Supply Co.	168,320	44,322,022
		699,671,161
TOTAL CONSUMER DISCRETIONARY		1,354,529,675
CONSUMER STAPLES - 7.3%
Beverages - 2.1%
PepsiCo, Inc.	651,436	112,483,454
The Coca-Cola Co.	3,206,375	213,993,468
		326,476,922
Food Products - 1.2%
Campbell Soup Co.	306,309	14,353,640
Flowers Foods, Inc. (a)	299,106	6,735,867
General Mills, Inc.	884,134	59,360,757
Hormel Foods Corp.	451,222	14,488,738
Kellanova	410,611	23,877,030
The Hershey Co.	233,352	46,082,353
The J.M. Smucker Co.	165,253	19,491,591
		184,389,976
Household Products - 4.0%
Church & Dwight Co., Inc.	383,586	37,595,264
Colgate-Palmolive Co.	1,281,887	127,150,372
Kimberly-Clark Corp.	524,485	70,831,699
Procter & Gamble Co.	2,524,277	405,802,771
		641,380,106
TOTAL CONSUMER STAPLES		1,152,247,004
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Chesapeake Energy Corp.	173,087	13,211,731
Chevron Corp.	604,697	97,035,728
Coterra Energy, Inc.	1,171,069	30,213,580
DT Midstream, Inc.	150,972	11,377,250
Exxon Mobil Corp.	212,810	25,237,138
Kinder Morgan, Inc.	3,010,705	63,616,197
The Williams Companies, Inc.	1,893,936	81,325,612
		322,017,236
FINANCIALS - 11.3%
Banks - 0.5%
Commerce Bancshares, Inc.	184,428	11,934,336
Glacier Bancorp, Inc. (a)	172,629	7,718,243
M&T Bank Corp.	258,673	44,535,730
Prosperity Bancshares, Inc.	145,913	10,581,611
		74,769,920
Capital Markets - 1.4%
Cboe Global Markets, Inc.	164,337	30,157,483
CME Group, Inc.	560,459	108,566,513
FactSet Research Systems, Inc.	59,295	24,494,172
Houlihan Lokey	81,143	12,191,736
NASDAQ, Inc.	591,614	40,040,436
SEI Investments Co.	155,213	10,529,650
		225,979,990
Consumer Finance - 0.0%
FirstCash Holdings, Inc.	57,587	6,426,709
Financial Services - 2.8%
Jack Henry & Associates, Inc.	113,446	19,453,720
The Western Union Co.	545,685	6,488,195
Visa, Inc. Class A	1,589,350	422,242,615
		448,184,530
Insurance - 6.6%
American Financial Group, Inc.	101,564	13,300,821
Arch Capital Group Ltd. (b)	577,610	55,323,486
Arthur J. Gallagher & Co.	337,530	95,686,380
Assurant, Inc.	80,864	14,140,688
Brown & Brown, Inc.	367,762	36,566,576
Chubb Ltd.	630,955	173,929,055
Erie Indemnity Co. Class A	38,832	17,130,737
Everest Re Group Ltd.	67,568	26,545,440
Globe Life, Inc.	133,344	12,366,323
Hanover Insurance Group, Inc.	55,736	7,663,143
Hartford Financial Services Group, Inc.	464,727	51,547,519
Marsh & McLennan Companies, Inc.	765,982	170,484,614
Progressive Corp.	911,239	195,114,495
RLI Corp. (a)	62,529	9,416,242
Ryan Specialty Group Holdings, Inc. (a)	158,392	9,755,363
Selective Insurance Group, Inc.	94,412	8,527,292
The Travelers Companies, Inc.	355,279	76,896,587
W.R. Berkley Corp.	473,299	26,092,974
Willis Towers Watson PLC	159,639	45,062,897
		1,045,550,632
TOTAL FINANCIALS		1,800,911,781
HEALTH CARE - 13.9%
Biotechnology - 2.6%
Amgen, Inc.	640,012	212,784,790
Vertex Pharmaceuticals, Inc. (b)	401,207	198,886,334
		411,671,124
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	449,784	108,424,931
Health Care Providers & Services - 3.3%
Chemed Corp.	23,450	13,370,252
UnitedHealth Group, Inc.	883,444	509,005,095
		522,375,347
Pharmaceuticals - 7.3%
Eli Lilly & Co.	636,618	512,012,759
Johnson & Johnson	2,707,521	427,382,190
Merck & Co., Inc.	1,999,072	226,155,015
		1,165,549,964
TOTAL HEALTH CARE		2,208,021,366
INDUSTRIALS - 9.1%
Aerospace & Defense - 3.1%
BWX Technologies, Inc.	142,474	14,174,738
General Dynamics Corp.	353,469	105,584,725
Huntington Ingalls Industries, Inc.	61,638	17,257,407
L3Harris Technologies, Inc.	295,090	66,952,970
Lockheed Martin Corp.	334,825	181,448,364
Northrop Grumman Corp.	219,572	106,343,111
		491,761,315
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	181,611	16,172,460
Commercial Services & Supplies - 1.2%
Republic Services, Inc.	318,403	61,872,071
Rollins, Inc.	437,080	20,940,503
Waste Management, Inc.	570,634	115,644,686
		198,457,260
Construction & Engineering - 0.0%
MDU Resources Group, Inc. (a)	317,039	8,541,031
Ground Transportation - 0.1%
Landstar System, Inc.	55,963	10,646,961
Machinery - 1.4%
Graco, Inc.	262,782	22,349,609
IDEX Corp.	117,740	24,546,435
Nordson Corp.	84,476	21,146,877
Otis Worldwide Corp.	631,243	59,652,464
PACCAR, Inc.	814,364	80,345,152
Toro Co.	162,535	15,559,476
		223,600,013
Professional Services - 3.0%
Automatic Data Processing, Inc.	639,550	167,958,621
Booz Allen Hamilton Holding Corp. Class A	201,998	28,948,333
Broadridge Financial Solutions, Inc.	183,356	39,238,184
CACI International, Inc. (b)	34,695	16,011,049
Exponent, Inc. (a)	78,812	8,360,377
FTI Consulting, Inc. (a)(b)	54,220	11,818,333
Jacobs Solutions, Inc.	195,623	28,629,426
Leidos Holdings, Inc.	214,080	30,913,152
Maximus, Inc.	95,018	8,826,222
Paychex, Inc.	498,576	63,827,700
Science Applications International Corp.	81,056	10,083,366
Verisk Analytics, Inc.	225,727	59,084,042
		473,698,805
Trading Companies & Distributors - 0.2%
Fastenal Co.	327,079	23,140,839
MSC Industrial Direct Co., Inc. Class A	71,124	6,326,480
		29,467,319
TOTAL INDUSTRIALS		1,452,345,164
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 2.7%
Cisco Systems, Inc.	6,326,323	306,510,349
Juniper Networks, Inc.	501,169	18,889,060
Motorola Solutions, Inc.	258,391	103,077,338
		428,476,747
Electronic Equipment, Instruments & Components - 0.5%
Badger Meter, Inc.	45,690	9,419,450
CDW Corp.	208,559	45,488,803
Teledyne Technologies, Inc. (b)	73,461	30,990,257
		85,898,510
IT Services - 4.3%
Accenture PLC Class A	870,036	287,651,302
Akamai Technologies, Inc. (b)	234,826	23,078,699
Amdocs Ltd.	185,309	16,208,978
Cognizant Technology Solutions Corp. Class A	775,324	58,676,520
IBM Corp.	1,424,562	273,715,343
VeriSign, Inc. (b)	137,209	25,659,455
		684,990,297
Semiconductors & Semiconductor Equipment - 5.0%
NVIDIA Corp.	4,270,467	499,730,048
Texas Instruments, Inc.	1,415,648	288,523,219
		788,253,267
Software - 11.4%
Aspen Technology, Inc. (a)(b)	43,533	8,182,027
Check Point Software Technologies Ltd. (a)(b)	143,895	26,397,538
Dolby Laboratories, Inc. Class A	92,623	7,294,987
Microsoft Corp.	3,051,477	1,276,585,397
Oracle Corp.	2,482,242	346,148,647
Qualys, Inc. (a)(b)	57,270	8,541,248
Roper Technologies, Inc.	166,308	90,596,283
SPS Commerce, Inc. (a)(b)	57,134	12,307,806
Tyler Technologies, Inc. (b)	65,582	37,257,790
		1,813,311,723
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	2,823,272	626,992,246
TOTAL INFORMATION TECHNOLOGY		4,427,922,790
MATERIALS - 4.3%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	346,095	91,317,166
Balchem Corp.	50,195	8,907,605
Corteva, Inc.	914,042	51,277,756
Linde PLC	754,913	342,353,046
		493,855,573
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	87,445	51,885,491
Vulcan Materials Co.	206,867	56,787,060
		108,672,551
Containers & Packaging - 0.5%
Amcor PLC	2,250,218	23,694,796
Aptargroup, Inc.	102,779	15,106,457
Packaging Corp. of America	138,489	27,679,796
Sonoco Products Co.	152,505	8,223,070
		74,704,119
TOTAL MATERIALS		677,232,243
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Agree Realty Corp.	156,190	10,772,424
American Homes 4 Rent Class A (a)	495,165	17,870,505
American Tower Corp.	725,760	159,957,504
Crown Castle, Inc.	675,199	74,325,906
CubeSmart	350,080	16,656,806
Digital Realty Trust, Inc.	275,077	41,121,261
Equinix, Inc.	146,164	115,504,639
Equity Lifestyle Properties, Inc.	290,242	19,933,821
Equity Residential (SBI)	448,696	31,242,702
Essex Property Trust, Inc.	99,956	27,823,752
Extra Space Storage, Inc.	328,933	52,504,285
Mid-America Apartment Communities, Inc.	181,712	25,397,886
Public Storage Operating Co.	246,379	72,908,474
Realty Income Corp.	230,997	13,266,158
		679,286,123
Real Estate Management & Development - 0.2%
CoStar Group, Inc. (b)	546,918	42,670,542
TOTAL REAL ESTATE		721,956,665
UTILITIES - 4.3%
Electric Utilities - 3.1%
Alliant Energy Corp.	397,282	22,112,716
American Electric Power Co., Inc.	818,723	80,333,101
Duke Energy Corp.	1,200,350	131,162,245
Evergy, Inc.	357,647	20,743,526
Exelon Corp.	1,549,771	57,651,481
IDACORP, Inc.	78,801	7,702,798
Pinnacle West Capital Corp.	176,547	15,110,658
Southern Co.	1,180,694	98,611,563
Xcel Energy, Inc.	859,108	50,068,814
		483,496,902
Gas Utilities - 0.2%
Atmos Energy Corp.	234,839	30,031,211
Multi-Utilities - 1.0%
Ameren Corp.	409,372	32,450,918
CMS Energy Corp.	458,412	29,705,098
Consolidated Edison, Inc.	537,464	52,413,489
DTE Energy Co.	33,613	4,051,375
WEC Energy Group, Inc.	491,093	42,263,464
		160,884,344
TOTAL UTILITIES		674,412,457
TOTAL COMMON STOCKS (Cost $12,255,311,798)		15,871,427,382

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $850,392)	853,000	850,375

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	8,579,499	8,581,215
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	39,542,349	39,546,304
TOTAL MONEY MARKET FUNDS (Cost $48,127,519)		48,127,519

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $12,304,289,709)	15,920,405,276
NET OTHER ASSETS (LIABILITIES) - (0.2)% (g)	(25,684,124)
NET ASSETS - 100.0%	15,894,721,152

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	65	Sep 2024	18,063,500	159,869	159,869
CME E-mini S&P MidCap 400 Index Contracts (United States)	19	Sep 2024	5,928,190	348,158	348,158

TOTAL FUTURES CONTRACTS					508,027
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $850,375.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $256,217 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,928,226,954	1,919,647,773	1,309,116	2,034	-	8,581,215	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	51,820,121	262,995,605	275,269,422	16,931	-	-	39,546,304	0.2%
Total	51,820,121	2,191,222,559	2,194,917,195	1,326,047	2,034	-	48,127,519

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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